License agreements - License agreement with Avacta Lifesciences Limited (Details) - License agreement - Avacta Lifesciences Limited ("AVACTA") - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront fee paid	$ 1,000,000
Reduction in royalty percentage	50.00%
Research and development
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront fee recognized as expense	$ 750,000	$ 250,000
Specified regulatory milestones
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate milestone payments	5,000,000
First product developed | Specified development milestones | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate milestone payments	4,500,000
Subsequent products | Specified development milestones | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate milestone payments	$ 3,000,000